Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Minimum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	0.60%
Maximum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	3.25%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Weighted- Average Remaining Term (Years)	2 years 2 months 12 days
Fixed Interest Rate (%)	2.20%
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 37,017
Derivative, Notional Amount	$ 679,184
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Weighted- Average Remaining Term (Years)	8 months 12 days
Fixed Interest Rate (%)	3.90%
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (288)
Derivative, Notional Amount	40,240
Interest Rate Swap [Member]
Derivative [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	$ 50,755
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Weighted- Average Remaining Term (Years)	4 years
Fixed Interest Rate (%)	1.70%
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 14,026
Derivative, Notional Amount	$ 235,202